Long-term Inventories	12 Months Ended
Dec. 31, 2011
Long-term Inventories
Long-term Inventories

6.                                      Long-term Inventories

Long-term inventories represent H5N1 with remaining shelf lives over one year and H1N1 vaccines expired but government inspection has not been completed. These vaccines are for government stockpiling purpose.

	December 31,	December 31,
	2011	2010

Work in progress	$—	$317,857
Finished goods	5,248,237	77,659
Long-term inventories	$5,248,237	$395,516